Income Taxes (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Income Tax Expense (Benefit)	$ 21,600
Net operating losses		$ 47,877	$ 45,791
Research and other credits		2,178	2,178
Stock based compensation		2,682	1,585
In-process research and development		1,314	1,375
Other		708	676
Total deferred tax assets		54,759	51,605
Valuation allowance		(54,759)	(51,605)
Net deferred tax assets
Domestic Country [Member]
Deferred tax assets:
Income Tax Expense (Benefit)		$ 0	$ 0